SUMMARY OF MATERIAL ACCOUNTING POLICIES - Summary of Geographic Analysis of Non-current Assets, Excluding Deferred Tax Assets and Deferred Compensation Cost (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	$ 262,052	$ 137,276
Ireland
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	149,189	108,794
United States
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	111,509	27,232
Other
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	$ 1,354	$ 1,250